FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05642

Nuveen Multi-Market Income Fund

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Gifford R. Zimmerman – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: June 30

Date of reporting period: June 30, 2016

Item 1. Proxy Voting Record

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05642
Reporting Period: 07/01/2015 - 06/30/2016
Nuveen Multi-Market Income Fund

======================= Nuveen Multi-Market Income Fund ========================

BANK OF AMERICA CORPORATION

Ticker:       BAC            Security ID:  060505583
Meeting Date: SEP 22, 2015   Meeting Type: Special
Record Date:  AUG 10, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Bylaw Amendment to Permit       For       Against      Management
      Board to Determine Leadership Structure

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BANK OF AMERICA CORPORATION

Ticker:       BAC            Security ID:  060505583
Meeting Date: APR 27, 2016   Meeting Type: Annual
Record Date:  MAR 02, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Sharon L. Allen          For       For          Management
1b    Elect Director Susan S. Bies            For       For          Management
1c    Elect Director Jack O. Bovender, Jr.    For       For          Management
1d    Elect Director Frank P. Bramble, Sr.    For       For          Management
1e    Elect Director Pierre J.P. de Weck      For       For          Management
1f    Elect Director Arnold W. Donald         For       For          Management
1g    Elect Director Linda P. Hudson          For       For          Management
1h    Elect Director Monica C. Lozano         For       For          Management
1i    Elect Director Thomas J. May            For       For          Management
1j    Elect Director Brian T. Moynihan        For       For          Management
1k    Elect Director Lionel L. Nowell, III    For       For          Management
1l    Elect Director Thomas D. Woods          For       For          Management
1m    Elect Director R. David Yost            For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify PwC as Auditors                  For       For          Management
4     Clawback of Incentive Payments          Against   Against      Shareholder

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BLACKROCK CREDIT ALLOCATION INCOME TRUST

Ticker:       BTZ            Security ID:  092508100
Meeting Date: JUL 29, 2015   Meeting Type: Annual
Record Date:  JUN 01, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Frank J. Fabozzi         For       For          Management
1.2   Elect Director James T. Flynn           For       For          Management
1.3   Elect Director Barbara G. Novick        For       For          Management
1.4   Elect Director John M. Perlowski        For       For          Management
1.5   Elect Director Karen P. Robards         For       For          Management

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PIONEER FLOATING RATE TRUST

Ticker:       PHD            Security ID:  72369J102
Meeting Date: SEP 22, 2015   Meeting Type: Annual
Record Date:  JUL 10, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Thomas J. Perna          For       For          Management
1.2   Elect Director Marguerite A. Piret      For       For          Management
1.3   Elect Director Fred J. Ricciardi        For       For          Management
1.4   Elect Director Lisa M. Jones            For       For          Management
1.5   Elect Director Lorraine H. Monchak      For       For          Management

========== END NPX REPORT

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Multi-Market Income Fund

By	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman – Chief Administrative Officer

Date

August 29, 2016